UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-23c-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-22933

Date of Notification:  September 30, 2015

2. Exact name of Investment Company as specified in registration statement:

Griffin Institutional Access Real Estate Fund

3. Address of principal executive office: (number, street, city, state, zip code)

Griffin Capital Plaza
1520 Grand Avenue
El Segundo, CA 90245

4. Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Randy Anderson
Randy Anderson
Secretary

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

September 30, 2015

Dear Griffin Institutional Access Real Estate Fund Shareholder,

Thank you for your investment. The purpose of this Notice is to announce the quarterly repurchase offer for the Griffin Institutional Access Real Estate Fund (the “Fund”). Quarterly repurchase offers provide shareholders with access to their assets and a degree of liquidity. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on September 30, 2015 and end on November 5, 2015. If you own shares through a Broker/Dealer or Adviser, please contact your financial professional.

Please note that, effective July 31, 2015, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created new Class C and Class I shares. Class C shareholders who tender for repurchase of such shareholder's Class C Shares that have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund's distributor out of the repurchase proceeds.  Shares acquired through the Fund's Automatic Investment Program, reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

If you wish to redeem shares, your financial professional will provide you with specific instructions. If you are unable to contact your financial professional and wish to tender shares you can alternatively complete the attached Repurchase Request Form.

All Repurchase Request Forms must be completed in proper form and received by the Fund’s Transfer Agent by 4:00 p.m., Eastern Time, on Wednesday, November 5, 2015, to be effective.

For details of the offer, please refer to the attached Repurchase Offer document or you may call us at 1-888-926-2688.

Sincerely,

Griffin Institutional Access Real Estate Fund

The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND
REPURCHASE OFFER

1.         The Offer. Griffin Institutional Access Real Estate Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares (Class A, Class C and Class I shares) at a price equal to the net asset value (“NAV”) as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below).  The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s currently effective prospectus and statement of additional information.

2.        Net Asset Value. The Fund’s NAV on September 23, 2015, of the Class A shares (GIREX) was $25.80 per share, of the Class C shares (GCREX) was $25.79 per share and of the Class I shares (GRIFX) was $25.81 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The Fund’s NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling 1-888-926-2688 and asking for the most recent price or by visiting http://www.griffincapital.com. The shares of the Fund are not traded on any organized market or securities exchange.

3.        Repurchase Request Deadline. All Repurchase Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on November 5, 2015.

4.         Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on November 5, 2015 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5.         Payment for Shares Repurchased. The Fund expects to make payments for all shares repurchased the day following the Repurchase Pricing Date. In any event, the Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6.         Increase in Number of Shares Repurchased. If shareholders tender for repurchase more than five percent (5%) of the Fund’s outstanding shares (“Repurchase Offer Amount”), the Fund may, but is not required to, repurchase an additional amount of shares not to exceed two percent (2%) of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is your obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

7.         Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on November 5, 2015.

8.         Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Trustees, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•
For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•
For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund’s NAV of each of the Fund’s Class A, Class C and Class I shares; and

•	For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9.         Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase.  Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by you.

10.       Early Withdrawal Charges on Class A, Class C and Class I Shares. Class A and Class I shareholders are not subject to an early withdrawal charge. Class C shareholders who tender for repurchase of such shareholder's Class C Shares that have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund's distributor out of the repurchase proceeds.  Shares acquired through the Fund's Automatic Investment Program, reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

11.       No Redemption Fee. No redemption fees will apply if you sell your shares pursuant to the Fund’s quarterly repurchase program.

12.        Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Investment Adviser, the Sub-Advisers, the Transfer Agent, the Fund’s Distributor nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Adviser, the Sub-Advisers nor the Fund’s Distributor is or will be obligated to insure that your financial consultant, or any broker-dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s currently effective prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

REPURCHASE REQUEST FORM
MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, WEDNESDAY,
NOVEMBER 5, 2015

Regular Mail: Griffin Institutional Access Real Estate Fund c/o DST Systems, Inc. PO Box 219133 Kansas City, MO 64121-9133	Overnight Mail: Griffin Institutional Access Real Estate Fund c/o DST Systems, Inc. 430 W 7th Street Kansas City, MO 64105-1407

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the outstanding shares of the Griffin Institutional Access Real Estate Fund (the “Fund”) and, that, if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

For Class C Shareholders Only: I understand that tendering Class C Shares that have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund's distributor out of the repurchase proceeds.  Shares acquired through the Fund's Automatic Investment Program, reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

Name(s) of Registered Shareholders:

Account Number:

Daytime Telephone Number:

Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

Class of Shares to be tendered:

Class A Shares (GIREX): ____ Class C Shares (GCREX): ____ Class I Shares (GRIFX): ____

(if tendering more than one share class, please submit a separate form for each share class)

Full Tender:	Please tender all shares in my account.
Partial Tender:	Please tender_________shares from my account.
Dollar Amount:	Please tender enough shares to net $__________.

PLEASE NOTE:

1.	A TENDER REQUEST THAT DOES NOT SPECIFY ALL, A NUMBER OF SHARES OR AN AMOUNT OF DOLLARS WILL BE REJECTED.
2.	Alterations to this form are prohibited and the request will be rejected.
3.	To prevent backup withholding please ensure that a completed and signed application form or a Form W-9 (or Form W-8 for Non-U.S. shareholders) has been previously submitted.

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholder(s) and mailed to the address of record.

Alternative mailing instructions:

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other “eligible guarantor institution” as that term is defined in Rule 17Ad-15(a)(2) of the Securities Exchange Act of 1934, as amended.

Signature Guaranteed By:

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered account’s owner(s); or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Fund at 1-888-926-2688 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Account Owner Signature:
Date:

Joint Account Owner
Signature (if applicable):
Date:

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

If you own shares through a broker and wish to sell your shares, contact your broker or financial professional.

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

September 30, 2015

Dear Griffin Institutional Access Real Estate Fund Shareholder,

Thank you for your investment. The purpose of this Notice is to announce the quarterly repurchase offer for the Griffin Institutional Access Real Estate Fund (the “Fund”). Quarterly repurchase offers provide shareholders with access to their assets and a degree of liquidity. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on September 30, 2015 and end on November 5, 2015. If you own shares through a Broker/Dealer or Adviser, please contact your financial professional.

Please note that, effective July 31, 2015, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created new Class C and Class I shares. Class C shareholders who tender for repurchase of such shareholder's Class C Shares that have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund's distributor out of the repurchase proceeds.  Shares acquired through the Fund's Automatic Investment Program, reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. If you wish to redeem shares, your financial professional will provide you with specific instructions.

All Repurchase Requests must be completed in proper form and received by the Fund’s Transfer Agent by 4:00 p.m., Eastern Time, on Wednesday, November 5, 2015, to be effective.

For details of the offer, please refer to the attached Repurchase Offer document or you may call us at 1-888-926-2688.

Sincerely,

Griffin Institutional Access Real Estate Fund

The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND
REPURCHASE OFFER

1.         The Offer. Griffin Institutional Access Real Estate Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares (Class A, Class C and Class I shares) at a price equal to the net asset value (“NAV”) as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below).  The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s currently effective prospectus and statement of additional information.

2.         Net Asset Value. The Fund’s NAV on September 23, 2015, of the Class A shares (GIREX) was $25.80 per share, of the Class C shares (GCREX) was $25.79 per share and of the Class I shares (GRIFX) was $25.81 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The Fund’s NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request form. The current NAV may be obtained by calling 1-888-926-2688 and asking for the most recent price or by visiting http://www.griffincapital.com. The shares of the Fund are not traded on any organized market or securities exchange.

3.         Repurchase Request Deadline. All Repurchase Requests must be received in proper form by 4:00 p.m., Eastern Time, on November 5, 2015.

4.         Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on November 5, 2015 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request form.

5.         Payment for Shares Repurchased. The Fund expects to make payments for all shares repurchased the day following the Repurchase Pricing Date. In any event, the Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6.         Increase in Number of Shares Repurchased. If shareholders tender for repurchase more than five percent (5%) of the Fund’s outstanding shares (“Repurchase Offer Amount”), the Fund may, but is not required to, repurchase an additional amount of shares not to exceed two percent (2%) of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is your obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

7.         Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on November 5, 2015.

8.         Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Trustees, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•
For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•
For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund’s NAV of each of the Fund’s Class A, Class C and Class I shares; and

•	For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9.         Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase.  Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by you.

10.        Early Withdrawal Charges on Class A, Class C and Class I Shares. Class A and Class I shareholders are not subject to an early withdrawal charge. Class C shareholders who tender for repurchase of such shareholder's Class C Shares that have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund's distributor out of the repurchase proceeds. Shares acquired through the Fund's Automatic Investment Program, reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

11.        No Redemption Fee. No redemption fees will apply if you sell your shares pursuant to the Fund’s quarterly repurchase program.

12.        Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Investment Adviser, the Sub-Advisers, the Transfer Agent, the Fund’s Distributor nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Adviser, the Sub-Advisers nor the Fund’s Distributor is or will be obligated to insure that your financial consultant, or any broker-dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s currently effective prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this Repurchase Offer, contact your financial consultant.